Reconciliation of net cash flow to movement in net debt	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Reconciliation of net cash flow to movement in net debt

43. Reconciliation of net cash flow to movement in net debt

	2024 £m	2023 £m	2022 £m
Net debt, at beginning of year, as adjusted	(15,040)	(17,197)	(19,838)
Increase/(decrease) in cash and bank overdrafts	599	(468)	(7,597)
Decrease in liquid investments	(21)	(72)	(1)
Repayment of long-term loans(1)	1,615	2,260	6,668
Issue of long-term notes	(1,075)	(223)	(1,025)
Net decrease/(increase) in short-term loans	811	333	(1,021)
Increase in other short-term loans(2)	(266)	–	–
Repayment of other short-term loans(2)	81	–	–
Repayment of lease liabilities	226	197	202
Net investments/(debt) of subsidiary undertakings acquired	–	50	(24)
Exchange adjustments	117	554	(1,531)
Other non-cash movements	(142)	(474)	(207)
Decrease/(increase) in net debt from continuing operations	1,945	2,157	(4,536)
Decrease/(increase) in net debt from discontinued operations	–	–	7,177

Total net debt at end of year	(13,095)	(15,040)	(17,197)

(1)
Repayment of long-term loans for 2024 of £1,615 million (2023: £2,260 million; 2022: £6,668 million) includes the current portion of long-term borrowings of £1,615 million (2023: £2,116 million; 2022: £5,074 million) which was classified as short-term borrowing on the balance sheet and previously presented as repayment of short-term loans

(2)	Other short-term loans include bank loans presented within short-term borrowings on the balance sheet, with an initial maturity of greater than three months.

Analysis of changes in net debt	At 1 January 2024 £m	Exchange £m	Other £m	Interest expense £m	Change in fair value £m	Reclass- ifications £m	Cash flow £m	At 31 December 2024 £m
Liquid investments	42	–	–	–	–	–	(21)	21
		–	–	–	–	–	–	–
Cash and cash equivalents	2,936	(54)	–	–	–	–	988	3,870
Overdrafts	(78)	–	–	–	–	–	(389)	(467)
	2,858	(54)	–	–	–	–	599	3,403
Debt due within one year:
Commercial paper	(815)	4	–	–	–	–	811	–
European/US MTN & Bank facilities	(1,651)	51	(20)	–	–	(1,414)	1,615	(1,419)
Lease liabilities	(156)	5	6	–	–	(249)	226	(168)
Other	(113)	(11)	14	–	–	–	(185)	(295)
	(2,735)	49	–	–	–	(1,663)	2,467	(1,882)
Debt due after one year:
European/US MTN & Bank facilities	(14,154)	127	–	(15)	–	1,414	(1,075)	(13,703)
Lease liabilities	(1,051)	5	(137)	–	–	249	–	(934)
	(15,205)	132	(137)	(15)	–	1,663	(1,075)	(14,637)

Net debt	(15,040)	127	(137)	(15)	–	–	1,970	(13,095)

Interest payable	(162)	–	(30)	(602)	–	–	632	(162)
Derivative financial instruments	16	–	–	–	31	–	(129)	(82)
Total liabilities from financing activities*	(18,086)	181	(167)	(617)	31	–	1,895	(16,763)

*	Excluding cash and cash equivalents, overdrafts and liquid investments.
43. Reconciliation of net cash flow to movement in net debt continued

Analysis of changes in net debt	At 1 January 2023 £m	Exchange £m	Other £m	Interest expense £m	Change in fair value £m	Reclass- ifications £m	Cash flow £m	At 31 December 2023 £m
Liquid investments	67	(4)	51				(72)	42

Cash and cash equivalents	3,723	(105)	–	–	–	–	(682)	2,936
Overdrafts	(298)	6	–	–	–	–	214	(78)
	3,425	(99)	–	–	–	–	(468)	2,858

Debt due within one year:
Commercial paper	(1,191)	56	–	–	–	–	320	(815)
European/US MTN & Bank facilities	(2,146)	48	–	–	–	(1,669)	2,116	(1,651)
Lease liabilities	(167)	12	(3)	–	–	(195)	197	(156)
Other	(150)	21	3	–	–	–	13	(113)
	(3,654)	137	–	–	–	(1,864)	2,646	(2,735)

Debt due after one year:
European/US MTN & Bank facilities	(16,194)	469	–	(19)	–	1,669	(79)	(14,154)
Lease liabilities	(841)	42	(447)	–	–	195	–	(1,051)
	(17,035)	511	(447)	(19)	–	1,864	(79)	(15,205)

Net debt	(17,197)	545	(396)	(19)	–	–	2,027	(15,040)

Interest payable	(207)	1	(29)	(693)	–	–	766	(162)
Derivative financial instruments	8	–	–	–	343	–	(335)	16
Total liabilities from financing activities*	(20,888)	649	(476)	(712)	343	–	2,998	(18,086)
*Excluding cash and cash equivalents, overdrafts and liquid investments.
For further information on significant changes in net debt see Note 30, ‘Net debt’.